Schedule of Weighted Average Dilutive Effect of Common Shares (Detail) - shares	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net income (loss) per share	15,974,511	42,688,047	16,896,803
Class C Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net income (loss) per share		26,439,817
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net income (loss) per share	13,402,685	13,402,685	13,402,685
Forfeitable Founders shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net income (loss) per share	1,675,336	1,675,336	1,675,336
Unvested RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net income (loss) per share	704,360	1,074,144	1,674,684
Unvested Class C Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net income (loss) per share	192,130	96,065	144,098